SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY (Details) - Historical volatility for shares, measurement input [member] - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Change	20.00%
Impact on comprehensive loss	$ 178,573	$ 201,109